COMPENSATION AND DEFINED CONTRIBUTION PLANS	12 Months Ended
Dec. 31, 2020
COMPENSATION AND DEFINED CONTRIBUTION PLANS
COMPENSATION AND DEFINED CONTRIBUTION PLANS

15.    COMPENSATION AND DEFINED CONTRIBUTION PLANS

The Company and its wholly owned subsidiaries sponsor Internal Revenue Code Section 401(k) defined contribution plans for the benefit of all full-time and part-time employees. Employees are entitled to make tax- deferred contributions up to the maximum allowed by law of their eligible compensation.

The Company sponsors various other non-U.S. Defined Contribution and Defined Profit-Sharing Plans that are offered by the Company’s foreign subsidiaries. Many of these plans were assumed through the Company’s acquisitions or are required by local regulatory requirements. The Company may deposit funds for these plans with insurance companies, or into government-managed accounts consistent with local regulatory requirements, as applicable.

Contribution to the plans are made by both the employee and the Company. The Company’s contributions to the plans was $1,812 and $1,889 for the years ended December 31, 2020 and 2019, respectively.